Goodwill And Other Intangible Assets (Intangible Assets Purchased) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 317.8	$ 335.4
Accumulated amortization	114.4	129.1
Net intangibles as of end of period	203.4	206.3
Acquired during period:
Acquired related to business acquisitions	34.9	195.3	3.0
Debt Issue Costs
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	9.5	10.9
Accumulated amortization	5.5	5.9
Net intangibles as of end of period	4.0	5.0
Patents and Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	53.8	53.3
Accumulated amortization	28.2	27.1
Net intangibles as of end of period	25.6	26.2
Non-compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	7.7	12.3
Accumulated amortization	5.2	9.2
Net intangibles as of end of period	2.5	3.1
Customer- Related Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	221.9	236.9
Accumulated amortization	63.9	75.1
Net intangibles as of end of period	158.0	161.8
Supply Agreements and Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24.9	22.0
Accumulated amortization	11.6	11.8
Net intangibles as of end of period	13.3	10.2
Other Intangibles
Acquired during period:
Acquired related to business acquisitions	12.3	109.8
Acquired outside business acquisitions	12.8	6.6
Total acquired in period	25.1	116.4
Weighted average amortization period in years for items acquired in period	9 years 2 months 12 days	15 years 3 months 18 days
Other Intangibles | Debt Issue Costs
Acquired during period:
Acquired related to business acquisitions	0	0
Acquired outside business acquisitions	0	2.3
Total acquired in period	0	2.3
Weighted average amortization period in years for items acquired in period	0 years	10 years
Other Intangibles | Patents and Trademarks
Acquired during period:
Acquired related to business acquisitions	0.7	3.2
Acquired outside business acquisitions	1.6	1.2
Total acquired in period	2.3	4.4
Weighted average amortization period in years for items acquired in period	16 years 3 months 18 days	5 years
Other Intangibles | Non-compete Agreements
Acquired during period:
Acquired related to business acquisitions	0.5	0.1
Acquired outside business acquisitions	0	0
Total acquired in period	0.5	0.1
Weighted average amortization period in years for items acquired in period	4 years 9 months 18 days	3 years 2 months 12 days
Other Intangibles | Customer- Related Intangibles
Acquired during period:
Acquired related to business acquisitions	9.7	104.5
Acquired outside business acquisitions	5.9	0
Total acquired in period	15.6	104.5
Weighted average amortization period in years for items acquired in period	9 years 7 months 6 days	16 years 1 month 6 days
Other Intangibles | Supply Agreements and Other
Acquired during period:
Acquired related to business acquisitions	1.4	2.0
Acquired outside business acquisitions	5.3	3.1
Total acquired in period	$ 6.7	$ 5.1
Weighted average amortization period in years for items acquired in period	6 years 1 month 6 days	9 years 10 months 24 days